Schedule of guarantees given as collateral (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ 245	$ 42
Commodity derivatives [member]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	111	15
currency derivatives [member]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ 134	$ 27